UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital 'A' ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Equity component of convertible note [Member]	Other reserves [member]	Accumulated surplus [Member]	Total
Balance at Dec. 31, 2023	$ 1,972	$ 46,619	$ (24,922)	$ (5,706)	$ 6,709	$ 23	$ (48,644)	$ (23,949)
Loss for the period	0	0	0	0	0	0	(10,074)	(10,074)
Other comprehensive income	0	0	0	5	0	0	0	5
Total comprehensive loss	0	0	0	5	0	0	(10,074)	(10,069)
Shares issued during the period	366	3,325	0	0	0	0	0	3,691
Share-based payments	0	0	0	0	0	0	926	926
Balance at Jun. 30, 2024	2,338	49,944	(24,922)	(5,701)	6,709	23	(57,792)	(29,401)
Balance at Dec. 31, 2024	4,190	63,397	(24,922)	(5,461)	6,709	23	(79,117)	(35,181)
Loss for the period	0	0	0	0	0	0	(14,764)	(14,764)
Other comprehensive income	0	0	0	(365)	0	0	0	(365)
Total comprehensive loss	0	0	0	(365)	0	0	(14,764)	(15,129)
Shares issued during the period	147	400	0	0	0	0	0	547
Share-based payments	0	0	0	0	0	0	225	225
Balance at Jun. 30, 2025	$ 4,337	$ 63,797	$ (24,922)	$ (5,826)	$ 6,709	$ 23	$ (93,656)	$ (49,538)